Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (55.2%)(a)
	Shares	Value
Basic materials (1.3%)
Anglo American PLC (United Kingdom)	4,826	$84,331
Arkema SA (France)	614	42,461
Ashland Global Holdings, Inc.	559	27,989
Axalta Coating Systems, Ltd.(NON)	3,131	54,072
BHP Group PLC (United Kingdom)	2,946	45,566
Celanese Corp.	616	45,208
Cellnex Telecom, SA 144A (Spain)(NON)	529	24,078
CF Industries Holdings, Inc.	4,249	115,573
Covestro AG (Germany)	2,364	73,434
CRH PLC (Ireland)	1,864	50,811
DuPont de Nemours, Inc.	1,988	67,791
Eastman Chemical Co.	1,843	85,847
Eiffage SA (France)	466	33,003
Fortescue Metals Group, Ltd. (Australia)	5,022	30,673
Glencore PLC (United Kingdom)	667	1,018
Israel Chemicals, Ltd. (Israel)	5,390	17,125
LafargeHolcim, Ltd. (Switzerland)	587	21,459
NewMarket Corp.	118	45,179
Nitto Denko Corp. (Japan)	500	22,320
PPG Industries, Inc.	703	58,771
Reliance Steel & Aluminum Co.	730	63,941
Rio Tinto PLC (United Kingdom)	2,110	96,855
Sherwin-Williams Co. (The)	57	26,193
Shin-Etsu Chemical Co., Ltd. (Japan)	700	69,376
Steel Dynamics, Inc.	3,669	82,699

		1,285,773
Capital goods (4.0%)
ACS Actividades de Construccion y Servicios SA (Spain)	1,840	35,946
Allison Transmission Holdings, Inc.	2,165	70,601
Avery Dennison Corp.	803	81,802
Ball Corp.	1,068	69,057
Berry Global Group, Inc.(NON)	2,391	80,601
Caterpillar, Inc.	571	66,259
Crown Holdings, Inc.(NON)	1,305	75,742
Cummins, Inc.	2,209	298,922
Curtiss-Wright Corp.	259	23,934
Daikin Industries, Ltd. (Japan)	700	85,362
Dover Corp.	1,326	111,304
Faurecia SA (France)	1,481	44,329
HD Supply Holdings, Inc.(NON)	3,047	86,626
HEICO Corp.	958	71,476
Hitachi High-Technologies Corp. (Japan)	700	51,959
Hitachi, Ltd. (Japan)	3,000	87,330
Honeywell International, Inc.	3,988	533,555
Ingersoll Rand, Inc.(NON)	2,625	65,103
Johnson Controls International PLC	6,907	186,213
Legrand SA (France)	795	51,086
Lockheed Martin Corp.	1,848	626,380
Northrop Grumman Corp.	1,736	525,227
Obayashi Corp. (Japan)	3,200	27,412
Republic Services, Inc.	1,528	114,692
Sandvik AB (Sweden)	6,737	95,674
Teledyne Technologies, Inc.(NON)	330	98,099
Tervita Corp. (Canada)(NON)	16	39
Toshiba Corp. (Japan)	2,100	46,231
Trane Technologies PLC	2,975	245,705
Waste Management, Inc.	3,157	292,212

		4,248,878
Communication services (3.2%)
Altice USA, Inc. Class A(NON)	6,356	141,675
AT&T, Inc.	5,732	167,088
BT Group PLC (United Kingdom)	12,879	18,784
Comcast Corp. Class A	22,508	773,825
Crown Castle International Corp.(R)	2,479	357,968
Deutsche Telekom AG (Germany)	8,266	109,446
Equinix, Inc.(R)	498	311,036
Hikari Tsushin, Inc. (Japan)	100	16,778
KDDI Corp. (Japan)	3,800	112,321
Nippon Telegraph & Telephone Corp. (Japan)	3,000	71,191
NTT DoCoMo, Inc. (Japan)	1,500	47,153
Telstra Corp., Ltd. (Australia)	15,964	30,469
Verizon Communications, Inc.	23,013	1,236,488

		3,394,222
Communications equipment (1.0%)
Cisco Systems, Inc.	28,126	1,105,633

		1,105,633
Computers (3.1%)
Apple, Inc.	10,566	2,686,828
Aspen Technology, Inc.(NON)	735	69,876
Fortinet, Inc.(NON)	2,429	245,742
Fujitsu, Ltd. (Japan)	300	27,072
Otsuka Corp. (Japan)	1,100	47,063
Synopsys, Inc.(NON)	1,490	191,897

		3,268,478
Conglomerates (0.5%)
AMETEK, Inc.	1,911	137,630
Danaher Corp.	2,659	368,032

		505,662
Consumer cyclicals (7.3%)
Adecco Group AG (Switzerland)	961	37,917
Amazon.com, Inc.(NON)	1,255	2,446,899
Aristocrat Leisure, Ltd. (Australia)	2,353	30,446
Avalara, Inc.(NON)	997	74,376
Berkeley Group Holdings PLC (The) (United Kingdom)	483	21,591
Booking Holdings, Inc.(NON)	336	452,028
Booz Allen Hamilton Holding Corp.	1,685	115,658
Brambles, Ltd. (Australia)	6,650	43,887
CK Hutchison Holdings, Ltd. (Hong Kong)	5,000	33,532
Clear Channel Outdoor Holdings, Inc.(NON)	502	321
Compass Group PLC (United Kingdom)	4,007	62,608
CoStar Group, Inc.(NON)	122	71,640
D.R. Horton, Inc.	1,606	54,604
Daiwa House Industry Co., Ltd. (Japan)	1,500	37,150
Discovery, Inc. Class A(NON)(S)	3,153	61,294
Euronet Worldwide, Inc.(NON)	439	37,631
Expedia, Inc.	2,551	143,545
Extended Stay America, Inc. (Units)	3,286	24,021
Ferrari NV (Italy)	137	21,293
Fiat Chrysler Automobiles NV (Italy)	4,776	34,417
Hermes International (France)	144	99,455
Hilton Worldwide Holdings, Inc.	3,149	214,888
Hoshizaki Corp. (Japan)	300	22,545
iHeartMedia, Inc. Class A(NON)	214	1,564
Industria de Diseno Textil SA (Inditex) (Spain)	3,869	100,446
Kering SA (France)	203	105,924
Liberty Media Corp.-Liberty Formula One Class C(NON)	1,520	41,390
Liberty Media Corp.-Liberty SiriusXM Class A(NON)	728	23,070
Lowe's Cos., Inc.	3,834	329,916
MGM Resorts International	6,622	78,140
Moody's Corp.	125	26,438
Nielsen Holdings PLC	4,080	51,163
Nintendo Co., Ltd. (Japan)	300	115,708
Norwegian Cruise Line Holdings, Ltd.(NON)	2,953	32,365
PayPal Holdings, Inc.(NON)	10,487	1,004,025
Peugeot SA (France)	4,528	60,369
PulteGroup, Inc.	5,524	123,296
S&P Global, Inc.	1,843	451,627
ServiceMaster Global Holdings, Inc.(NON)	2,132	57,564
Sohgo Security Services Co., Ltd. (Japan)	300	14,616
Sony Corp. (Japan)	2,200	130,775
Target Corp.	2,649	246,278
Taylor Wimpey PLC (United Kingdom)	15,618	22,696
Tempur Sealy International, Inc.(NON)	768	33,569
Toyota Motor Corp. (Japan)	400	24,081
Verisk Analytics, Inc.	889	123,909
Volkswagen AG (Preference) (Germany)	494	58,857
Volvo AB (Sweden)	2,359	28,366
Walmart, Inc.	752	85,442
Wesfarmers, Ltd. (Australia)	3,453	74,357
Wolters Kluwer NV (Netherlands)	1,338	95,132

		7,682,829
Consumer staples (5.2%)
a2 Milk Co., Ltd. (New Zealand)(NON)	1,619	16,375
Associated British Foods PLC (United Kingdom)	2,451	55,007
Bright Horizons Family Solutions, Inc.(NON)	360	36,720
British American Tobacco PLC (United Kingdom)	1,667	56,925
Carlsberg A/S Class B (Denmark)	673	76,396
Coca-Cola Co. (The)	19,209	849,998
Coca-Cola HBC AG (Switzerland)	1,401	30,112
Costco Wholesale Corp.	126	35,926
Essity AB Class B (Sweden)	2,920	90,045
Ferguson PLC (United Kingdom)	1,257	78,601
Hershey Co. (The)	1,824	241,680
ITOCHU Corp. (Japan)	4,700	97,516
Just Eat-Takeaway (Netherlands)(NON)	381	28,722
Kao Corp. (Japan)	400	32,752
Koninklijke Ahold Delhaize NV (Netherlands)	3,654	85,516
Kose Corp. (Japan)	200	24,657
L'Oreal SA (France)	434	113,919
Mondelez International, Inc. Class A	9,802	490,884
Monster Beverage Corp.(NON)	1,100	61,886
Nestle SA (Switzerland)	1,830	188,615
PepsiCo, Inc.	5,627	675,803
Procter & Gamble Co. (The)	10,789	1,186,790
Starbucks Corp.	7,115	467,740
Sundrug Co., Ltd. (Japan)	800	25,676
Sysco Corp.	2,800	127,764
Tesco PLC (United Kingdom)	8,621	24,413
Unilever PLC (United Kingdom)	612	30,896
US Foods Holding Corp.(NON)	2,458	43,531
WH Group, Ltd. (Hong Kong)	89,000	82,649
Wilmar International, Ltd. (Singapore)	10,400	23,524
Woolworths Group, Ltd. (Australia)	2,751	60,109

		5,441,147
Electronics (1.5%)
Agilent Technologies, Inc.	2,278	163,150
Arrow Electronics, Inc.(NON)	766	39,732
Broadcom, Inc.	1,132	268,397
Garmin, Ltd.	1,250	93,700
Hoya Corp. (Japan)	1,100	93,565
Qualcomm, Inc.	12,897	872,482
SMC Corp. (Japan)	100	42,687
STMicroelectronics NV (France)	2,183	47,510

		1,621,223
Energy (1.4%)
Chevron Corp.	11,458	830,247
Lundin Petroleum AB (Sweden)	1,102	21,102
MWO Holdings, LLC (Units)(F)	15	—
Nine Point Energy(F)	107	—
OMV AG (Austria)	952	26,313
Phillips 66	4,087	219,268
Royal Dutch Shell PLC Class B (United Kingdom)	10,091	169,195
Santos, Ltd. (Australia)	8,496	18,417
Williams Cos., Inc. (The)	15,674	221,787

		1,506,329
Financials (7.1%)
3i Group PLC (United Kingdom)	5,118	50,088
ABN AMRO Group NV GDR (Netherlands)	4,271	35,059
AGNC Investment Corp.(R)	8,860	93,739
Allianz SE (Germany)	721	124,287
Allstate Corp. (The)	2,266	207,860
Ally Financial, Inc.	5,397	77,879
American Campus Communities, Inc.(R)	853	23,671
American Financial Group, Inc.	537	37,633
Ameriprise Financial, Inc.	1,922	196,967
Amundi SA (France)	246	14,559
Apartment Investment & Management Co. Class A(R)	1,410	49,562
AvalonBay Communities, Inc.(R)	772	113,615
Aviva PLC (United Kingdom)	23,522	78,091
Axis Capital Holdings, Ltd.	601	23,229
Banco Bilbao Vizcaya Argenta (Spain)	22,823	72,960
Bank Leumi Le-Israel BM (Israel)	8,531	47,169
BNP Paribas SA (France)	2,606	78,558
BOC Hong Kong Holdings, Ltd. (Hong Kong)	11,500	31,689
Boston Properties, Inc.(R)	819	75,536
Brixmor Property Group, Inc.(R)	1,603	15,229
Camden Property Trust(R)	785	62,203
Capital One Financial Corp.	3,668	184,941
CBRE Group, Inc. Class A(NON)	2,581	97,330
Cheung Kong Property Holdings, Ltd. (Hong Kong)	12,000	65,283
Citigroup, Inc.	17,275	727,623
Credit Agricole SA (France)	6,259	45,874
DBS Group Holdings, Ltd. (Singapore)	2,400	31,380
Deutsche Boerse AG (Germany)	430	59,068
Discover Financial Services	3,377	120,458
DNB ASA (Norway)	2,695	30,225
Duke Realty Corp.(R)	3,326	107,696
E*Trade Financial Corp.	5,133	176,165
Equity Lifestyle Properties, Inc.(R)	963	55,353
Equity Residential(R)	1,739	107,314
Essex Property Trust, Inc.(R)	621	136,769
Federal Realty Investment Trust(R)	509	37,976
Fifth Third Bancorp	6,853	101,767
Gaming and Leisure Properties, Inc.(R)	1,541	42,701
Gjensidige Forsikring ASA (Norway)	916	15,674
Goldman Sachs Group, Inc. (The)	1,169	180,716
Goodman Group (Australia)(R)	5,319	40,634
Hargreaves Lansdown PLC (United Kingdom)	857	14,684
Hartford Financial Services Group, Inc. (The)	3,901	137,471
Henderson Land Development Co., Ltd. (Hong Kong)	8,900	33,801
HSBC Holdings PLC (United Kingdom)	6,455	36,352
Invitation Homes, Inc.(R)	4,733	101,144
Israel Discount Bank, Ltd. Class A (Israel)	11,433	33,863
Jones Lang LaSalle, Inc.	211	21,307
JPMorgan Chase & Co.	13,982	1,258,799
KBC Groep NV (Belgium)	702	32,395
Legal & General Group PLC (United Kingdom)	33,973	81,275
Lincoln National Corp.	2,803	73,775
LPL Financial Holdings, Inc.	690	37,557
MetLife, Inc.	9,976	304,966
MGIC Investment Corp.	5,260	33,401
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,600	17,703
Morgan Stanley	10,113	343,842
New Residential Investment Corp.(R)	4,176	20,922
Nomura Real Estate Holdings, Inc. (Japan)	1,500	24,330
ORIX Corp. (Japan)	5,100	61,329
Outfront Media, Inc.(R)	1,846	24,884
Partners Group Holding AG (Switzerland)	122	84,385
Popular, Inc. (Puerto Rico)	1,032	36,120
Reinsurance Group of America, Inc.	539	45,351
SEI Investments Co.	722	33,457
Singapore Exchange, Ltd. (Singapore)	5,500	35,414
Skandinaviska Enskilda Banken AB (Sweden)	8,681	58,722
STORE Capital Corp.(R)	2,818	51,062
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,800	92,330
Sun Communities, Inc.(R)	586	73,162
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	39,390
Swiss Life Holding AG (Switzerland)	51	17,364
Synchrony Financial	8,772	141,141
Two Harbors Investment Corp.(R)	3,554	13,541
VEREIT, Inc.(R)	15,086	73,771
Vornado Realty Trust(R)	1,868	67,640
W.R. Berkley Corp.	984	51,335
Weingarten Realty Investors(R)	1,379	19,899
Zurich Insurance Group AG (Switzerland)	87	30,881

		7,533,295
Health care (7.3%)
Abbott Laboratories	6,014	474,565
AbbVie, Inc.	1,967	149,866
Advanz Pharma Corp., Ltd. (Canada)(NON)	52	200
Alfresa Holdings Corp. (Japan)	1,400	26,114
Alkermes PLC(NON)	2,191	31,594
Allergan PLC	1,320	233,772
Amgen, Inc.	3,040	616,299
Asahi Intecc Co., Ltd. (Japan)	800	19,804
Astellas Pharma, Inc. (Japan)	6,000	92,881
AstraZeneca PLC (United Kingdom)	428	38,232
Biogen, Inc.(NON)	1,254	396,741
Bristol-Myers Squibb Co.	5,288	294,753
Cardinal Health, Inc.	766	36,722
Charles River Laboratories International, Inc.(NON)	435	54,901
Chemed Corp.	177	76,676
Dentsply Sirona, Inc.	2,170	84,261
Edwards Lifesciences Corp.(NON)	1,858	350,456
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	841	15,245
Galapagos NV (Belgium)(NON)	222	44,050
Gilead Sciences, Inc.	4,212	314,889
GlaxoSmithKline PLC (United Kingdom)	2,914	54,659
Hill-Rom Holdings, Inc.	770	77,462
Hologic, Inc.(NON)	2,816	98,842
Johnson & Johnson	5,859	768,291
Kobayashi Pharmaceutical Co., Ltd. (Japan)	200	18,540
M3, Inc. (Japan)	800	23,641
McKesson Corp.	2,412	326,247
Medtronic PLC	8,242	743,264
Merck & Co., Inc.	8,327	640,679
Mylan NV(NON)	1,561	23,275
Novartis AG (Switzerland)	2,453	202,728
Novo Nordisk A/S Class B (Denmark)	2,580	155,629
Ono Pharmaceutical Co., Ltd. (Japan)	800	18,415
PeptiDream, Inc. (Japan)(NON)	300	10,471
Pfizer, Inc.	8,248	269,215
Roche Holding AG (Switzerland)	729	237,008
Sartorius Stedim Biotech (France)	150	30,123
Shionogi & Co., Ltd. (Japan)	1,700	83,650
Suzuken Co., Ltd. (Japan)	800	29,158
Thermo Fisher Scientific, Inc.	471	133,576
West Pharmaceutical Services, Inc.	659	100,333
Zimmer Biomet Holdings, Inc.	1,825	184,471
Zoetis, Inc.	1,056	124,281

		7,705,979
Semiconductor (0.4%)
ASML Holding NV (Netherlands)	143	38,004
KLA Corp.	1,439	206,842
Lam Research Corp.	731	175,440
Tokyo Electron, Ltd. (Japan)	200	37,608

		457,894
Software (5.7%)
Activision Blizzard, Inc.	7,967	473,877
Adobe, Inc.(NON)	3,691	1,174,624
Amdocs, Ltd.	659	36,225
Atlassian Corp PLC Class A (Australia)(NON)	1,352	185,576
Autodesk, Inc.(NON)	1,856	289,722
Cadence Design Systems, Inc.(NON)	3,243	214,168
Intuit, Inc.	2,407	553,610
Microsoft Corp.	10,495	1,655,166
Nexon Co., Ltd. (Japan)	2,800	45,799
Oracle Corp.	20,302	981,196
Veeva Systems, Inc. Class A(NON)	2,244	350,894

		5,960,857
Technology (—%)
CACI International, Inc. Class A(NON)	163	34,417

		34,417
Technology services (2.9%)
Alphabet, Inc. Class A(NON)	1,634	1,898,626
Capgemini SE (France)	211	17,849
eBay, Inc.	11,383	342,173
Facebook, Inc. Class A(NON)	1,406	234,521
Fair Isaac Corp.(NON)	286	87,999
Genpact, Ltd.	1,837	53,640
Itochu Techno-Solutions Corp. (Japan)	1,400	39,935
Leidos Holdings, Inc.	1,911	175,143
Nomura Research Institute, Ltd. (Japan)	1,900	40,146
Roku, Inc.(NON)	505	44,177
Xerox Holdings Corp.	3,741	70,855

		3,005,064
Transportation (1.0%)
Aena SME SA (Spain)	367	40,051
Aurizon Holdings, Ltd. (Australia)	18,364	47,573
Copa Holdings SA Class A (Panama)	294	13,315
Delta Air Lines, Inc.	9,032	257,683
Deutsche Post AG (Germany)	3,962	109,313
Japan Airlines Co., Ltd. (Japan)	1,300	23,923
Odakyu Electric Railway Co., Ltd. (Japan)	1,000	21,981
Union Pacific Corp.	2,417	340,894
United Airlines Holdings, Inc.(NON)	3,602	113,643
West Japan Railway Co. (Japan)	600	41,090
Yangzijiang Shipbuilding Holdings, Ltd. (China)	50,200	29,328

		1,038,794
Utilities and power (2.3%)
AES Corp.	9,887	134,463
AGL Energy, Ltd. (Australia)	3,444	36,882
American Electric Power Co., Inc.	2,783	222,584
CenterPoint Energy, Inc.	6,774	104,658
CLP Holdings, Ltd. (Hong Kong)	3,000	27,575
Consolidated Edison, Inc.	411	32,058
DTE Energy Co.	1,430	135,807
E.ON SE (Germany)	5,505	57,893
Enel SpA (Italy)	16,760	116,657
Eni SpA (Italy)	4,148	41,938
Entergy Corp.	1,654	155,426
Evergy, Inc.	3,352	184,528
Exelon Corp.	9,816	361,327
IDACORP, Inc.	435	38,189
Kinder Morgan, Inc.	18,136	252,453
Pinnacle West Capital Corp.	1,562	118,384
Public Service Enterprise Group, Inc.	4,004	179,820
Snam SpA (Italy)	8,633	39,873
Southern Co. (The)	766	41,471
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	2,115
Vistra Energy Corp.	8,087	129,069

		2,413,170

Total common stocks (cost $59,221,972)		$58,209,644

CORPORATE BONDS AND NOTES (15.6%)(a)
	Principal amount	Value
Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$10,000	$9,647
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	10,000	10,167
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	5,000	4,614
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	10,000	9,025
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25	20,000	18,200
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	20,000	19,300
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	25,000	23,688
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	9,000	8,820
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	20,000	15,900
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	7,000	6,627
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	15,000	14,246
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	38,000	39,948
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	5,000	3,824
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25	5,000	4,163
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	15,000	13,541
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	5,000	4,700
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21	7,000	6,793
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	25,000	23,250
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	19,000	17,376
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	43,000	41,666
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	10,000	9,591
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	10,000	8,700
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	15,000	14,025
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	27,000	31,618
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	30,000	30,828
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	10,000	9,300
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25	5,000	4,425
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	10,000	8,625
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	13,800
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	10,000	8,500
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	5,000	3,799
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)	5,000	4,856
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	25,000	24,534
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	5,000	4,450
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	21,988
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	24,150
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	20,000	20,868
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	45,000	48,999
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	15,000	13,500
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26	10,000	8,725
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	35,870
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	15,000	17,925
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	20,000	19,442
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	15,000	13,500
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	15,000	13,800
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	10,000	8,925
Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26	5,000	4,500
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	13,000	11,733
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	20,000	18,200
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	5,000	4,687
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	42,552
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,602
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	34,000	40,079
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	9,847
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23	6,000	5,820

		871,258
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	18,400
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	9,729
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	10,000	8,925
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)	10,000	9,875
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27	5,000	5,166
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22	10,000	9,850
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	10,000	10,022
Berry Global, Inc. 144A notes 4.50%, 2/15/26	5,000	4,825
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	10,000	6,674
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	5,000	3,375
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	5,000	4,650
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	10,000	9,789
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	5,000	5,124
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	10,250
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	29,463
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	10,000	9,750
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	6,000	6,028
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	18,000	17,550
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	19,575
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	60,466
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	15,000	11,017
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	66,715
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	14,000	15,087
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	21,000	22,354
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	24,000	24,749
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27	5,000	4,513
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	60,000	62,347
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	19,000	18,387
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	2,000	1,936
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes 2.565%, 2/15/30	15,000	14,578
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	5,000	4,725
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	10,000	8,724
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	15,000	11,856
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	20,000	23,779
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22	50,000	51,174
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	20,000	18,700
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	22,094
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27	20,000	15,346
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	25,000	24,698
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	10,000	9,625
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	5,000	4,700
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	15,000	14,363
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24	8,000	7,537
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	25,000	24,906
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	15,000	13,463
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	5,489
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	30,353
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	12,000	12,077
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	20,000	18,556

		823,334
Communication services (1.8%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	11,000	10,737
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	100,000	96,481
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	17,000	18,256
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	160,000	167,883
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	41,000	40,929
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	13,000	14,026
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	85,156
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,225
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	40,000	41,104
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32	10,000	9,752
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	5,000	4,900
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	10,000	10,127
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	5,000	6,032
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	10,406
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	4,000	4,246
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	33,458
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	8,257
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	92,000	105,983
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	17,000	24,778
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	19,000	20,816
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	10,000	9,152
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	25,000	24,405
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	25,557
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	34,434
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	7,000	7,155
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	35,000	36,023
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	63,000	63,157
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	43,000	44,290
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	98,547
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	35,000	34,038
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	5,000	4,945
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	21,000	19,528
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)	5,000	5,102
Front Range BidCo., Inc. 144A sr. unsec. notes 6.125%, 3/1/28	5,000	4,750
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)	20,000	5,200
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26	10,000	9,175
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg)	25,000	15,625
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23	10,000	9,950
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	10,000	9,939
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,030
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	85,000	95,382
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	25,000	28,555
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	10,000	11,318
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	38,000	41,708
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	17,000	17,522
Sprint Corp. 144A company guaranty sr. unsec. notes 7.25%, 2/1/28	10,000	10,050
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	10,000	10,213
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	5,000	5,028
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	15,000	15,450
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	5,000	5,013
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	25,000	26,045
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	5,000	5,113
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	89,571
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	30,000	38,104
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	75,877
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	140,000	159,225
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	20,000	20,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	25,000	25,000
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	17,000	17,954

		1,889,682
Consumer cyclicals (2.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	24,781
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	12,999
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	98,455
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	75,000	77,589
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25	10,000	4,200
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	5,000	4,763
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	5,000	4,550
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	35,584
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	9,983
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	39,206
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	5,000	4,300
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	10,000	8,650
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27	5,000	4,125
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	10,000	8,674
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 4.875%, 2/15/30 (Canada)	5,000	3,799
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	15,000	14,700
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	19,000	14,203
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	10,000	9,463
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24	8,000	6,860
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	15,000	9,000
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	10,000	8,663
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	20,000	14,444
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	15,000	12,188
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	25,000	16,719
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	65,000	66,104
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	40,000	39,672
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	65,740
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	5,000	4,488
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	10,000	8,675
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	15,000	12,525
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25	10,000	9,775
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	76,000	64,578
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	19,483
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	8,886
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	55,000	56,963
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	20,000	19,900
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	18,000	16,090
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	9,900
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	27,000	25,650
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	15,000	14,513
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	46,452
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	6,208	5,874
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	14,965
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	5,000	5,175
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	89,000	91,670
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	5,000	4,825
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	80,000	81,618
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	5,000	4,939
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	20,000	19,400
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	10,000	8,825
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	10,000	8,800
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	5,000	3,600
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	15,000	11,834
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	5,000	5,058
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	10,000	8,550
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	10,000	8,800
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	4,552
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,300
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	4,914
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	15,000	13,950
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	10,000	8,600
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	15,000	15,417
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	20,000	17,546
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	25,000	20,813
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24	15,000	14,119
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	15,000	14,663
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	15,000	13,913
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	20,000	18,436
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	64,864
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	7,300
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	12,950
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	15,000	13,683
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	8,237
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	10,000	8,625
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	20,000	22,000
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	25,000	24,587
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27	5,000	4,214
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	10,000	10,325
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	29,326
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	22,000	22,005
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	9,375
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26	15,000	9,602
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	5,000	3,075
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	15,000	14,288
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	10,000	8,275
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	5,000	5,100
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	70,000	70,526
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	15,000	12,638
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	10,000	9,550
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	5,000	4,250
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	25,000	24,125
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	35,000	31,850
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	10,000	8,100
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	8,197
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	20,000	16,900
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	5,000	4,800
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	10,000	9,290
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	30,000	30,462
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	15,000	12,788
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	35,000	33,631
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	22,000	20,062
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	24,000	20,366
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	11,782
ViacomCBS, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	70,000	69,181
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	64,258
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23	10,000	9,400
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	17,600
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23	10,000	9,925
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	5,000	4,888
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	9,540
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	10,000	8,700
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	15,000	13,575
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	15,000	13,650

		2,205,313
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)	15,000	14,475
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	5,000	4,620
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	10,000	9,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	4,988
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	15,000	14,925
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,778
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	35,000	36,697
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	15,280
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	16,558
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	13,000	13,956
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	16,000	16,053
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	15,000	14,550
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	5,000	4,850
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	20,000	15,704
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,768	2,975
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26	5,000	5,050
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	63,572
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	65,271
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	10,000	4,650
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27	5,000	5,046
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	15,000	7,650
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	20,000	12,598
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	20,000	19,000
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	32,000	35,004
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	28,000	29,838
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	8,000	8,322
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	15,000	14,979
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	15,000	14,700
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	10,000	9,400
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35	15,000	14,913
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26	15,000	14,574
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	37,000	37,643
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	4,925
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	30,000	28,650
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	10,300
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	5,000	5,449
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	20,000	21,370
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	5,000	5,188
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	5,000	5,076
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26	10,000	9,818
Party City Holdings, Inc. 144A company guaranty sr. unsec. notes 6.125%, 8/15/23	5,000	1,150
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	5,000	4,750
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23	10,000	8,600
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	5,000	4,700

		668,095
Energy (1.3%)
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	11,000	8,003
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	6,000	3,120
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	18,000	13,514
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	15,000	11,550
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	11,000	6,435
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	5,000	1,850
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	70,469
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	35,000	35,198
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22	11,000	165
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	10,000	4,791
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	10,000	8,376
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	35,000	31,084
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	5,000	3,562
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	10,000	6,500
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	44,000	37,316
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	8,100
Denbury Resources, Inc. 144A company guaranty notes 9.25%, 3/31/22	5,000	1,200
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21	17,000	4,973
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	10,583
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	10,000	7,373
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	20,000	13,600
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	101,000	49,995
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	23,118
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	23,000	21,719
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	10,000	8,362
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	8,000	7,143
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	25,000	23,500
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	50,000	48,597
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	40,000	47,559
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	30,000	30,096
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	115,000	115,748
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	20,000	14,121
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28	10,000	7,028
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	5,000	4,188
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	10,000	6,600
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	23,181
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	17,000	10,753
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)	5,000	2,471
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	15,000	3,300
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28	5,000	1,600
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	5,000	1,700
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	25,000	17,021
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23	5,000	1,251
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	5,000	450
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26	5,000	1,200
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22	9,000	1,778
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	5,000	800
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	39,000	39,966
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	80,000	78,100
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	9,000	8,910
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	8,000	7,620
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	2,000	1,880
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	40,000	2,400
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)	37,000	25,530
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 6.84%, 1/23/30 (Mexico)	54,000	39,070
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	15,000	4,950
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	8,092
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	12,000	10,196
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	70,000	72,124
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)	110,000	109,882
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	3,300
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	3,000
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	4,000	1,693
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	38,000	34,990
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	15,000	7,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	5,000	4,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	4,263
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	30,000	24,182
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30	5,000	3,862
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	115,000	115,951
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	15,000	11,183
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	4,175	3,382
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	10,000	8,100
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31	5,000	1,274
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	5,000	463
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	4,200
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	10,000	7,350
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	5,000	2,715
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	10,000	5,500

		1,416,994
Financials (3.8%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	8,400
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	30,000	29,869
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	50,000	45,987
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	29,000	23,548
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	12,000	9,612
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	5,000	4,682
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	29,000	33,602
Ally Financial, Inc. sr. unsec. notes 3.875%, 5/21/24	8,000	7,200
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	15,000	14,673
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	48,000	56,160
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	46,000	46,230
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	5,000	5,275
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,835
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	245,700
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	30,000	30,300
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	3,000	2,914
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	34,846
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	94,000	96,003
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	65,000	68,551
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	20,000	20,598
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	5,000	5,383
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	10,000	9,550
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	26,000	25,350
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	2,000	1,940
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	211,049
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	58,000	58,102
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	51,426
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	10,988
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	46,000	48,025
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	9,703
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	10,000	10,406
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	76,574
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	147,000	146,736
Credit Acceptance Corp. company guaranty sr. unsec. notes 6.625%, 3/15/26	5,000	4,749
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24	5,000	4,550
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	21,000	22,864
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	10,000	8,400
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	40,000	43,358
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	33,251
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	16,000	12,960
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	135,000	142,058
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	15,000	11,775
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	5,000	4,028
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	9,250
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	20,000	17,728
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	10,000	9,322
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	87,000	92,589
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	20,000	18,774
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	163,000	163,000
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	31,539
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	19,800
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	40,000	41,365
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	10,000	9,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	9,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	5,000	4,619
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24	5,000	4,599
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	14,000	12,600
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	15,000	12,600
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	15,000	12,336
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)	5,000	4,613
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	21,000	21,399
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	101,000	88,395
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 2.692%, 5/15/47	13,000	8,840
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	300,000	347,112
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	30,664
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	10,000	7,900
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	19,200
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)	40,000	39,896
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	24,224
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)	5,000	4,250
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	48,796
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	185,000	197,934
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26	5,000	4,538
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23	10,000	9,775
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	10,000	8,500
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	31,509
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	9,138
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	4,000	3,803
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	15,000	12,600
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	25,000	23,500
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	54,000	47,723
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	45,000	44,516
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	47,050
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	21,000	15,904
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	4,950
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	4,725
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	10,071
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	13,725
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	15,000	13,200
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	113,306
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	4,465
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23	10,000	7,525
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	58,000	57,631
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	10,000	8,600
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	200,000	201,000
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	20,000	18,600
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)	100,000	106,375
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	8,000	8,130
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	80,000	80,015
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	5,000	4,912
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	55,000	56,357

		4,026,797
Health care (1.4%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	165,000	165,678
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	10,000	7,650
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	26,000	26,997
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	15,358
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	8,817
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	15,000	15,675
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	10,000	10,103
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30	5,000	4,728
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	10,378
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	5,000	5,132
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	39,400
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28	5,000	4,734
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,281
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	5,000	5,050
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	19,000	20,970
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24	81,000	85,840
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	20,000	20,100
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29	25,000	25,125
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	5,000	5,100
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25	5,000	5,025
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	5,000	5,151
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	40,000	37,975
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	4,750
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	13,000	9,007
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	15,000	13,875
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	50,000	51,406
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	99,000	109,468
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	40,000	41,547
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	40,720	46,238
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	14,706
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28	10,000	10,544
Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 8.75%, 10/15/26	10,000	2,450
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	15,000	15,732
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	10,000	10,017
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	15,000	16,300
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	25,000	25,750
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	5,000	4,536
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25	5,000	4,951
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	4,000	2,880
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	1,044
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	59,135
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	8,000	8,328
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22	10,000	9,750
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	4,875
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	101,541
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.25%, 2/1/28	5,000	4,300
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	42,928
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	15,300
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	15,000	15,000
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	33,000	33,578
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	46,000	47,027
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	40,000	40,291
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	5,000	4,775
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	15,000	14,288
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	5,000	4,875
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	20,000	19,050
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	35,000	33,338
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	90,000	92,197
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	36,373

		1,512,417
Technology (1.5%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	120,000	123,509
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	36,952
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	43,160
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	26,565
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	101,705
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	32,083
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	30,000	30,006
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	15,000	13,200
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	35,000	33,438
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	83,324
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39	5,000	7,183
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	35,000	36,483
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	75,000	75,335
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	4,993
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	5,000	5,060
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	83,000	85,663
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	15,000	15,488
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	10,000	11,873
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	5,000	5,200
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	36,000	39,140
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	11,000	11,090
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	18,000	19,879
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	15,000	15,603
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	59,510
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	141,222
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24	4,000	3,590
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	10,000	9,825
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	44,000	43,866
Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41	25,000	35,463
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	80,000	80,556
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	35,000	38,391
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	46,750
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	10,000	10,206
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	80,000	82,058
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	25,000	18,188
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26	10,000	10,453
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	100,000	110,704
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	15,000	14,700
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	5,000	5,213
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	30,000	27,452
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	20,000	16,800
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	14,780
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	5,000	5,075

		1,631,734
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	72,699
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22	12,000	11,726
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	16,914
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	19,952
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23	24,000	23,400

		144,691
Utilities and power (1.3%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25	35,000	34,125
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	25,000	25,062
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	6,000	5,790
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	5,000	4,900
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	58,557
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	56,450
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	4,099
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	5,000	4,100
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	10,000	9,500
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	15,000	14,539
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	8,966
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	33,101
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	47,144
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	70,424
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	54,126
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	13,854
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	26,861
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	3,595
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	85,000	78,900
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	33,000	37,164
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	10,000	10,364
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	10,000	9,800
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	80,989
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	24,595
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	105,000	102,431
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	19,692
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	10,000	10,475
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	5,000	5,200
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	5,000	5,100
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	36,000	36,422
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	30,000	29,652
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	10,000	10,300
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	75,000	74,696
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	79,526
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	60,082
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	32,485
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)	13,000	20
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26	10,000	10,388
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27	5,000	5,075
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	27,000	23,938
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	28,000	26,315
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27	10,000	10,313
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	15,000	15,450

		1,274,565

Total corporate bonds and notes (cost $16,615,024)		$16,464,880

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.2%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$218,189	$254,703
3.50%, TBA, 4/1/50	4,000,000	4,217,812

		4,472,515
U.S. Government Agency Mortgage Obligations (10.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 1/1/48	2,445,811	2,567,463
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	68,041	74,905
4.00%, 1/1/49	621,237	662,740
3.00%, with due dates from 4/1/46 to 11/1/48	1,449,326	1,523,967
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/50	1,000,000	1,111,719
4.50%, TBA, 4/1/50	1,000,000	1,075,156
4.00%, TBA, 4/1/50	2,000,000	2,134,062
3.00%, TBA, 4/1/35	1,000,000	1,046,563
2.50%, TBA, 4/1/50	1,000,000	1,035,781

		11,232,356

Total U.S. government and agency mortgage obligations (cost $15,312,829)		$15,704,871

MORTGAGE-BACKED SECURITIES (1.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 22.958%, 4/15/37	$8,013	$14,577
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 21.213%, 11/15/35	11,051	19,389
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 19.95%, 12/15/36	8,125	12,950
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 17.746%, 3/15/35	22,133	31,427
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 15.145%, 6/15/34	10,263	12,571
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.245%, 3/15/41	51,993	10,043
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 21.096%, 3/25/36	14,413	24,852
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 20.729%, 6/25/37	12,992	22,573
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 17.41%, 8/25/35	5,119	7,360
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.153%, 12/25/48	190,896	23,577
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,357	4,021
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.277%, 6/20/43	78,837	15,647
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	48,912	9,019
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	97,715	8,420
Ser. 13-14, IO, 3.50%, 12/20/42	210,491	15,787
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	198,576	10,014
Ser. 16-H16, Class EI, IO, 2.403%, 6/20/66(WAC)	179,714	14,790
Ser. 15-H26, Class DI, IO, 1.946%, 10/20/65(WAC)	239,742	21,769

		278,786
Commercial mortgage-backed securities (0.6%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.229%, 1/15/49(WAC)	43,008	65
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.283%, 12/11/38(WAC)	33,440	344
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.30%, 12/11/49(WAC)	865	33
Citigroup Commercial Mortgage Trust FRB Ser. 13-GC17, Class C, 5.11%, 11/10/46(WAC)	11,000	10,062
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.503%, 10/15/49(WAC)	412,705	4
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.537%, 12/10/44(WAC)	61,000	54,026
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	26,000	23,218
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	20,000	22,229
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	85,000	90,926
FRB Ser. 14-UBS6, Class C, 4.447%, 12/10/47(WAC)	16,000	13,886
FRB Ser. 14-CR20, Class XA, IO, 1.027%, 11/10/47(WAC)	283,032	10,699
FRB Ser. 14-CR18, Class XA, IO, 0.997%, 7/15/47(WAC)	90,396	3,239
FRB Ser. 14-CR17, Class XA, IO, 0.973%, 5/10/47(WAC)	565,295	18,548
FRB Ser. 14-UBS6, Class XA, IO, 0.892%, 12/10/47(WAC)	863,404	28,618
FRB Ser. 14-LC17, Class XA, IO, 0.766%, 10/10/47(WAC)	530,604	14,281
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.009%, 1/15/49(WAC)	510,173	5
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.359%, 12/15/49(WAC)	70,000	45,607
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.003%, 12/10/49(WAC)	743,804	7
GS Mortgage Securities Trust FRB Ser. 15-GC30, Class XA, IO, 0.789%, 5/10/50(WAC)	394,061	12,182
GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO, 0.978%, 11/10/39(WAC)	783,966	5,503
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.198%, 11/15/45(WAC)	43,000	35,584
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	23,000	16,427
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	9,931	9,539
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,198
FRB Ser. 06-LDP8, Class X, IO, 0.29%, 5/15/45(WAC)	79,615	12
FRB Ser. 07-LDPX, Class X, IO, 0.03%, 1/15/49(WAC)	218,441	2
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.32%, 9/12/37(WAC)	42,174	25
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.685%, 9/15/39(WAC)	379,835	2,499
FRB Ser. 05-C7, Class XCL, IO, 0.313%, 11/15/40(WAC)	23,725	3
FRB Ser. 05-C5, Class XCL, IO, 0.174%, 9/15/40(WAC)	45,566	1
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 6.401%, 7/15/45(WAC)	5,476	1
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 4.954%, 2/15/47(WAC)	10,000	9,080
FRB Ser. 14-C17, Class XA, IO, 1.108%, 8/15/47(WAC)	213,602	7,284
FRB Ser. 13-C12, Class XA, IO, 0.603%, 10/15/46(WAC)	444,655	7,489
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.677%, 8/15/45(WAC)	15,000	13,522
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.62%, 12/10/45(WAC)	196,380	6,249
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.283%, 7/15/46(WAC)	19,000	19,361
FRB Ser. 13-LC12, Class C, 4.283%, 7/15/46(WAC)	24,000	18,638
WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	35,013
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	11,969
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.681%, 3/15/44(WAC)	32,000	25,434
FRB Ser. 11-C2, Class D, 5.663%, 2/15/44(WAC)	25,000	23,612
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46(WAC)	43,000	27,135
FRB Ser. 11-C5, Class XA, IO, 1.686%, 11/15/44(WAC)	255,576	4,514
FRB Ser. 12-C10, Class XA, IO, 1.536%, 12/15/45(WAC)	298,732	10,007

		653,080
Residential mortgage-backed securities (non-agency) (0.6%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.298%, 5/25/35(WAC)	19,779	18,781
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.906%, 6/25/46	84,835	69,419
FRB Ser. 05-27, Class 1A1, 2.339%, 8/25/35(WAC)	26,415	19,839
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.137%, 8/25/46	104,299	85,247
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.897%, 8/25/28	12,533	12,174
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 7.697%, 8/25/28	44,434	41,768
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.947%, 9/25/28	45,455	44,343
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 6.497%, 4/25/28	55,656	50,298
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.947%, 7/25/25	13,795	12,504
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.847%, 11/25/24	6,381	6,063
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 5.247%, 2/25/25	14,218	13,785
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 5.197%, 1/25/29	37,112	35,624
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.947%, 5/25/25	5,569	5,384
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 4.497%, 7/25/29	19,877	17,746
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.847%, 7/25/24	12,004	11,123
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 3.547%, 5/25/24	14,147	12,999
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 1.747%, 2/25/34	26,157	23,141
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.732%, 2/25/35(WAC)	7,484	6,969
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 2.072%, 10/25/33	52,305	50,333
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.997%, 10/25/34	30,000	27,729
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.847%, 11/25/34	33,386	32,781
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.863%, 10/25/35(WAC)	28,774	25,347
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.907%, 7/25/45	35,022	30,568

		653,965

Total mortgage-backed securities (cost $1,719,095)		$1,585,831

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 1.747%, 6/25/52	$55,000	$55,000
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.755%, 3/26/21	38,000	38,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 1.679%, 10/24/20	46,000	46,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 9/24/20	50,000	50,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 6/24/20	56,000	56,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.597%, 8/25/52	19,333	19,333
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.227%, 1/25/46	58,561	56,540

Total asset-backed securities (cost $322,659)		$320,873

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	$200,000	$216,998
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	23,000	25,961
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	13,813
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	23,000	2,300
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	36,000	3,600

Total foreign government and agency bonds and notes (cost $268,268)		$262,672

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.085%, 6/21/24	$4,962	$3,969
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.363%, 12/31/22	5,000	1,350
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.719%, 5/5/24	4,567	3,768
Front Range BidCo, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	5,000	4,625
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	13,628	12,061
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 10.25%, 5/21/24	14,923	1,865
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.28%, 11/6/24	34,300	29,498
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 7.50%, 10/25/23	14,837	5,638
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.763%, 11/3/23	4,899	4,385
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.113%, 9/7/23	9,379	3,564
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	10,000	5,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	9,800	5,880
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.612%, 6/26/25	9,987	7,840
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	5,000	3,300
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.45%, 3/28/25	19,551	16,325
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	30,000	26,850

Total senior loans (cost $192,990)		$136,418

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
USD/JPY (Put)	Jun-20/JPY 108.00	$410,200		$410,200	$9,978
USD/JPY (Put)	Apr-20/JPY 106.00	410,200		410,200	3,029
Barclays Bank PLC
GBP/USD (Call)	Apr-20/$1.34	471,004	GBP	379,200	—
Citibank, N.A.
USD/CHF (Put)	Jun-20/CHF 0.91	472,050		$472,050	1,469
USD/JPY (Put)	Jun-20/JPY 108.00	410,200		410,200	9,978
Goldman Sachs International
EUR/NOK (Put)	Apr-20/NOK 9.60	745,119	EUR	675,600	1
USD/CHF (Put)	Jun-20/CHF0.94	472,050		$472,050	3,421
USD/JPY (Put)	Jun-20/JPY 108.00	410,200		410,200	9,978
UBS AG
GBP/USD (Call)	Apr-20/$1.34	471,004	GBP	379,200	20

Total purchased options outstanding (cost $54,234)					$37,874

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	$680	$13,947

Total preferred stocks (cost $17,000)		$13,947

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$10,000	$8,119
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	4,000	603

Total convertible bonds and notes (cost $12,700)		$8,722

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.(F)	1	$—

Total convertible preferred stocks (cost $1,000)		$—

SHORT-TERM INVESTMENTS (22.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.54%(AFF)	Shares	57,708	$57,708
Putnam Short Term Investment Fund 0.92%(AFF)	Shares	21,415,654	21,415,654
U.S. Treasury Bills 1.647%, 4/2/20(SEG)		$34,000	34,000
U.S. Treasury Bills 0.595%, 4/7/20(SEG)(SEGSF)		20,999	20,999
U.S. Treasury Bills 1.564%, 5/7/20(SEG)(SEGCCS)		188,001	187,988
U.S. Treasury Bills 1.573%, 5/21/20(SEG)(SEGCCS)		145,000	144,986
U.S. Treasury Bills 1.286%, 4/16/20(SEG)		32,000	31,999
U.S. Treasury Bills 1.541%, 7/16/20(SEG)(SEGCCS)		11,000	10,997
U.S. Treasury Bills 0.140%, 7/9/20(SEG)(SEGSF)(SEGCCS)		203,002	202,959
U.S. Treasury Bills 1.541%, 4/23/20(SEG)(SEGCCS)		18,000	18,000
U.S. Treasury Bills 0.005%, 6/11/20(SEGCCS)		48,001	47,992
U.S. Treasury Bills 0.502%, 5/5/20(SEG)		31,001	30,997
U.S. Treasury Bills 0.407%, 4/14/20(SEG)(SEGSF)		134,000	133,996
U.S. Treasury Bills 0.417%, 4/28/20(SEG)(SEGCCS)		96,000	95,999
U.S. Treasury Bills 0.310%, 7/23/20(SEG)(SEGCCS)		60,000	59,984
U.S. Treasury Bills 0.164%, 6/25/20(SEG)(SEGCCS)		261,001	260,959
U.S. Treasury Bills 0.011%, 9/10/20(SEGSF)(SEGCCS)		151,000	150,923
U.S. Treasury Bills 0.015%, 9/3/20(SEG)(SEGSF)(SEGCCS)		119,002	118,950
U.S. Treasury Bills 0.011%, 8/6/20(SEG)(SEGCCS)		66,000	65,980
U.S. Treasury Bills zero%, 8/20/20(SEG)(SEGCCS)		79,000	78,973
U.S. Treasury Bills zero%, 8/13/20(SEG)(SEGSF)		286,000	285,917

Total short-term investments (cost $23,455,364)			$23,455,960
TOTAL INVESTMENTS

Total investments (cost $117,193,135)			$116,201,692

	FORWARD CURRENCY CONTRACTS at 3/31/20 (aggregate face value $12,924,490) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/15/20	$153,970	$173,034	$(19,064)
		Canadian Dollar	Sell	4/15/20	60,907	64,955	4,048
		Chinese Yuan (Offshore)	Buy	5/20/20	8,342	7,948	394
		Euro	Buy	6/17/20	498,964	504,136	(5,172)
		Hong Kong Dollar	Sell	5/20/20	125,933	125,623	(310)
		Japanese Yen	Sell	5/20/20	96,236	94,912	(1,324)
		Mexican Peso	Buy	4/15/20	100,877	125,462	(24,585)
		Mexican Peso	Sell	4/15/20	100,877	124,343	23,466
		New Taiwan Dollar	Sell	5/20/20	8,849	7,050	(1,799)
		New Zealand Dollar	Buy	4/15/20	58,111	62,798	(4,687)
		Norwegian Krone	Sell	6/17/20	23,775	21,190	(2,585)
		Swedish Krona	Buy	6/17/20	64,054	61,490	2,564
	Barclays Bank PLC
		Australian Dollar	Sell	4/15/20	8,920	8,947	27
		British Pound	Buy	6/17/20	56,093	52,613	3,480
		Euro	Sell	6/17/20	301,193	302,158	965
		Hong Kong Dollar	Sell	5/20/20	195,806	195,287	(519)
		Japanese Yen	Buy	5/20/20	159,818	172,221	(12,403)
		New Zealand Dollar	Buy	4/15/20	89,970	94,399	(4,429)
		Norwegian Krone	Buy	6/17/20	121,307	111,202	10,105
		Swedish Krona	Sell	6/17/20	108,444	110,195	1,751
	Citibank, N.A.
		Australian Dollar	Buy	4/15/20	21,284	16,783	4,501
		Canadian Dollar	Buy	4/15/20	27,646	28,451	(805)
		Danish Krone	Buy	6/17/20	131,077	132,130	(1,053)
		Euro	Sell	6/17/20	37,055	34,011	(3,044)
		Japanese Yen	Buy	5/20/20	442,418	436,435	5,983
		Mexican Peso	Buy	4/15/20	50,436	62,681	(12,245)
		Mexican Peso	Sell	4/15/20	50,436	62,108	11,672
		New Zealand Dollar	Sell	4/15/20	88,419	96,869	8,450
		Norwegian Krone	Sell	6/17/20	34,012	30,025	(3,987)
		Swedish Krona	Buy	6/17/20	98,785	95,312	3,473
		Swiss Franc	Sell	6/17/20	105,524	104,322	(1,202)
	Credit Suisse International
		Australian Dollar	Buy	4/15/20	28,173	31,690	(3,517)
		Australian Dollar	Sell	4/15/20	28,235	30,212	1,977
		Australian Dollar	Buy	7/15/20	52,417	52,232	185
		British Pound	Buy	6/17/20	26,368	24,406	1,962
		Canadian Dollar	Sell	7/15/20	52,276	52,099	(177)
		Euro	Buy	6/17/20	27,321	28,130	(809)
		New Zealand Dollar	Buy	4/15/20	51,786	50,363	1,423
		Norwegian Krone	Sell	6/17/20	114,764	103,441	(11,323)
		Swedish Krona	Buy	6/17/20	48,329	46,402	1,927
	Goldman Sachs International
		Australian Dollar	Buy	4/15/20	113,186	104,366	8,820
		British Pound	Buy	6/17/20	55,969	52,518	3,451
		Canadian Dollar	Buy	4/15/20	120,321	119,473	848
		Chinese Yuan (Offshore)	Buy	5/20/20	8,342	7,998	344
		Euro	Sell	6/17/20	55,969	54,264	(1,705)
		Hong Kong Dollar	Buy	5/20/20	47,097	46,988	109
		Japanese Yen	Sell	5/20/20	142,881	139,908	(2,973)
		New Taiwan Dollar	Buy	5/20/20	4	1,960	(1,956)
		New Zealand Dollar	Sell	4/15/20	55,485	65,513	10,028
		Norwegian Krone	Buy	6/17/20	400,493	465,816	(65,323)
		Russian Ruble	Buy	6/17/20	102,857	127,068	(24,211)
		Russian Ruble	Sell	6/17/20	102,857	123,413	20,556
		Swedish Krona	Buy	6/17/20	332,704	333,367	(663)
		Swiss Franc	Buy	6/17/20	107,401	109,899	(2,498)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/15/20	253,684	272,501	18,817
		Australian Dollar	Buy	7/15/20	52,417	52,232	185
		British Pound	Buy	6/17/20	31,592	30,695	897
		Canadian Dollar	Buy	4/15/20	32,550	25,092	7,458
		Canadian Dollar	Sell	7/15/20	52,347	52,181	(166)
		Euro	Buy	6/17/20	164,367	168,403	(4,036)
		Hong Kong Dollar	Buy	5/20/20	79,287	79,533	(246)
		Japanese Yen	Buy	5/20/20	63,579	65,340	(1,761)
		New Zealand Dollar	Buy	4/15/20	54,889	52,764	2,125
		New Zealand Dollar	Sell	7/15/20	103,439	104,023	584
		Norwegian Krone	Sell	6/17/20	47,510	40,047	(7,463)
		Swedish Krona	Sell	6/17/20	338,132	352,213	14,081
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	3,999	10,545	(6,546)
		British Pound	Buy	6/17/20	422,504	433,352	(10,848)
		Canadian Dollar	Sell	4/15/20	57,140	60,889	3,749
		Euro	Buy	6/17/20	378,620	388,165	(9,545)
		Japanese Yen	Sell	5/20/20	42,219	41,156	(1,063)
		New Zealand Dollar	Sell	4/15/20	10,262	14,141	3,879
		Norwegian Krone	Sell	6/17/20	326,274	324,387	(1,887)
		Singapore Dollar	Buy	5/20/20	59,777	57,712	2,065
		Swedish Krona	Sell	6/17/20	25,173	30,633	5,460
		Swiss Franc	Buy	6/17/20	276,220	280,958	(4,738)
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	62,006	64,314	(2,308)
		Canadian Dollar	Buy	4/15/20	42,713	39,083	3,630
		Euro	Sell	6/17/20	83,290	81,761	(1,529)
		Hong Kong Dollar	Buy	5/20/20	48,439	48,200	239
		New Zealand Dollar	Buy	4/15/20	69,208	73,680	(4,472)
		Norwegian Krone	Sell	6/17/20	41,729	36,897	(4,832)
		Swedish Krona	Sell	6/17/20	81,581	88,954	7,373
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/15/20	247,472	252,376	4,904
		British Pound	Sell	6/17/20	77,113	83,435	6,322
		Canadian Dollar	Sell	4/15/20	594,783	639,123	44,340
		Euro	Buy	6/17/20	184,720	190,158	(5,438)
		Hong Kong Dollar	Sell	5/20/20	251,853	251,202	(651)
		Japanese Yen	Sell	5/20/20	452,324	447,324	(5,000)
		New Zealand Dollar	Buy	4/15/20	118,309	132,398	(14,089)
		Norwegian Krone	Buy	6/17/20	86,940	94,724	(7,784)
		Swedish Krona	Sell	6/17/20	410,428	433,825	23,397
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/15/20	26,205	24,899	1,306
		British Pound	Buy	6/17/20	39,925	37,763	2,162
		Canadian Dollar	Sell	4/15/20	65,313	73,393	8,080
		Euro	Sell	6/17/20	55,969	54,272	(1,697)
		Hong Kong Dollar	Sell	5/20/20	62,973	62,799	(174)
		New Zealand Dollar	Buy	4/15/20	26,490	26,742	(252)
		Norwegian Krone	Sell	6/17/20	26,555	24,899	(1,656)
		Swedish Krona	Buy	6/17/20	19,927	14,762	5,165
	UBS AG
		Australian Dollar	Sell	4/15/20	110,172	127,879	17,707
		British Pound	Sell	6/17/20	30,099	31,281	1,182
		Canadian Dollar	Sell	4/15/20	7,818	11,539	3,721
		Euro	Buy	6/17/20	116,251	119,960	(3,709)
		Hong Kong Dollar	Sell	5/20/20	125,933	125,622	(311)
		Japanese Yen	Sell	5/20/20	15,433	15,247	(186)
		Mexican Peso	Buy	4/15/20	50,436	62,876	(12,440)
		Mexican Peso	Sell	4/15/20	50,436	62,072	11,636
		New Zealand Dollar	Buy	4/15/20	152,018	158,313	(6,295)
		Norwegian Krone	Buy	6/17/20	25,699	27,764	(2,065)
		Swedish Krona	Sell	6/17/20	101,994	104,501	2,507
	WestPac Banking Corp.
		Australian Dollar	Buy	4/15/20	26,020	24,350	1,670
		Canadian Dollar	Sell	4/15/20	6,041	4,179	(1,862)
		Euro	Buy	6/17/20	48,448	48,335	113
		Japanese Yen	Sell	5/20/20	33,878	32,776	(1,102)
		New Zealand Dollar	Buy	4/15/20	58,361	63,235	(4,874)

	Unrealized appreciation						337,263

	Unrealized (depreciation)						(345,393)

	Total						$(8,130)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	62	$3,574,620	$3,557,560	Jun-20	$(144,278)
S&P 500 Index E-Mini (Short)	40	5,169,180	5,139,400	Jun-20	226,163
U.S. Treasury Bond 30 yr (Long)	6	1,074,375	1,074,375	Jun-20	74,987
U.S. Treasury Bond Ultra 30 yr (Long)	14	3,106,250	3,106,250	Jun-20	266,844
U.S. Treasury Note 2 yr (Long)	27	5,950,336	5,950,336	Jun-20	85,744
U.S. Treasury Note 2 yr (Short)	10	2,203,828	2,203,828	Jun-20	524
U.S. Treasury Note 5 yr (Long)	46	5,766,531	5,766,531	Jun-20	172,975
U.S. Treasury Note 10 yr (Long)	16	2,219,000	2,219,000	Jun-20	90,495

Unrealized appreciation					917,732

Unrealized (depreciation)					(144,278)

Total					$773,454

WRITTEN OPTIONS OUTSTANDING at 3/31/20 (premiums $25,932) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Bank of America N.A.
USD/JPY (Put)	Apr-20/JPY 103.00	$410,200	$410,200	$1,186
USD/JPY (Put)	Jun-20/JPY 105.00	410,200	410,200	6,000
Citibank, N.A.
USD/JPY (Put)	Jun-20/JPY 105.00	410,200	410,200	6,000
Goldman Sachs International
USD/CHF (Put)	Jun-20/CHF 0.91	944,100	944,100	2,940
USD/JPY (Put)	Jun-20/JPY 105.00	410,200	410,200	6,000

Total				$22,126

TBA SALE COMMITMENTS OUTSTANDING at 3/31/20 (proceeds receivable $1,028,438) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 4/1/50	$1,000,000	4/15/20	$1,048,125

Total			$1,048,125

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$308,000	$7,231		$259	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	$7,562
		3,701,200	86,893		(3,700)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(91,451)
		370,200	111,813		(21,358)	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	90,595
		36,400	10,994		(131)	3/18/50	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,139)
		391,500	39,823		2,941	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	42,875
		404,200	41,114		(3,037)	3/18/30	1.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(44,267)
		1,436,400	80,005		4,116	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.625% — Semiannually	84,467
		1,350,400	75,215		(3,879)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79,419)
		1,903,000	2,147	(E)	(2,687)	6/17/22	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	(541)
		396,000	1,888		(3)	3/26/25	0.609% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,843)

	Total				$(27,479)				$(3,161)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$16,280	$16,240	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$(12)
	113,547	112,446	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(882)
	30,443	30,147	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(237)
	18,754	18,980	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(271)
	1,864	1,542	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(302)
	12,245	10,454	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,644)
	9,919	8,468	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,332)
	1,103	950	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(141)
	4,068	3,516	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	498
	Citibank, N.A.
	3,825,457	3,057,384	—	11/25/20	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(763,146)
	322,235	347,116	—	11/25/20	3 month USD-LIBOR-BBA minus 0.75% — Quarterly	Russell 1000 Total Return Index — Quarterly	(24,844)
	3,303,509	2,719,074	—	11/25/20	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	590,012
	4,124	4,084	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(32)
	Credit Suisse International
	4,252	3,288	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(915)
	17,512	14,951	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,352
	Goldman Sachs International
	5,397,201	5,770,674	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	395,145
	4,924,308	5,351,764	—	12/15/25	1 month USD-LIBOR-BBA minus 015% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(446,584)
	2,724	2,345	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(347)
	2,724	2,345	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(347)
	JPMorgan Securities LLC
	4,652	3,972	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	625
	6,552	5,640	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	835

	Upfront premium received		—	Unrealized appreciation			989,467

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,241,036)

		Total	$—			Total	$(251,569)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Microsoft Corp.	Technology	620	$97,713	3.20%
Apple, Inc.	Technology	379	96,398	3.15%
Alphabet, Inc. Class A	Technology	72	83,768	2.74%
Verizon Communications, Inc.	Communication services	1,478	79,408	2.60%
JPMorgan Chase & Co.	Financials	750	67,513	2.21%
Medtronic PLC	Health care	698	62,987	2.06%
Mondelez International, Inc. Class A	Consumer staples	1,229	61,540	2.01%
Fidelity National Information Services, Inc.	Technology	504	61,306	2.01%
Lockheed Martin Corp.	Capital goods	180	60,922	1.99%
Honeywell International, Inc.	Capital goods	424	56,789	1.86%
Texas Instruments, Inc.	Technology	550	54,996	1.80%
Automatic Data Processing, Inc.	Consumer cyclicals	399	54,581	1.79%
TJX Cos., Inc. (The)	Consumer cyclicals	1,120	53,567	1.75%
Starbucks Corp.	Consumer staples	810	53,251	1.74%
Johnson & Johnson	Health care	398	52,189	1.71%
Intuit, Inc.	Technology	226	52,008	1.70%
Amazon.com, Inc.	Consumer cyclicals	25	48,727	1.59%
Leidos Holdings, Inc.	Technology	516	47,292	1.55%
Allstate Corp. (The)	Financials	498	45,637	1.49%
Intercontinental Exchange, Inc.	Financials	542	43,729	1.43%
Exelon Corp.	Utilities and power	1,170	43,086	1.41%
Waste Management, Inc.	Capital goods	451	41,779	1.37%
Kinder Morgan, Inc.	Utilities and power	2,977	41,442	1.36%
Walt Disney Co. (The)	Consumer cyclicals	429	41,422	1.35%
U.S. Bancorp	Financials	1,140	39,278	1.28%
Baxter International, Inc.	Health care	473	38,389	1.26%
Cisco Systems, Inc.	Technology	939	36,901	1.21%
DTE Energy Co.	Utilities and power	389	36,898	1.21%
Hershey Co. (The)	Consumer staples	278	36,844	1.21%
Take-Two Interactive Software, Inc.	Technology	290	34,399	1.13%
Cognizant Technology Solutions Corp. Class A	Technology	726	33,732	1.10%
Sysco Corp.	Consumer staples	725	33,074	1.08%
Merck & Co., Inc.	Health care	429	33,022	1.08%
Pfizer, Inc.	Health care	980	31,988	1.05%
Omnicom Group, Inc.	Consumer cyclicals	581	31,883	1.04%
Procter & Gamble Co. (The)	Consumer staples	286	31,418	1.03%
eBay, Inc.	Technology	1,032	31,021	1.01%
Ross Stores, Inc.	Consumer cyclicals	351	30,516	1.00%
Charter Communications, Inc. Class A	Communication services	70	30,455	1.00%
Garmin, Ltd.	Technology	389	29,146	0.95%
Bristol-Myers Squibb Co.	Health care	522	29,075	0.95%
Annaly Capital Management, Inc.	Financials	5,637	28,577	0.93%
QIAGEN NV (Netherlands)	Health care	685	28,500	0.93%
Eli Lilly & Co.	Health care	190	26,386	0.86%
PepsiCo, Inc.	Consumer staples	218	26,215	0.86%
Amgen, Inc.	Health care	128	25,993	0.85%
Synopsys, Inc.	Technology	199	25,642	0.84%
Exxon Mobil Corp.	Energy	672	25,507	0.83%
VICI Properties, Inc.	Financials	1,510	25,131	0.82%
American Electric Power Co., Inc.	Utilities and power	309	24,699	0.81%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Citrix Systems, Inc.	Technology	310	$43,893	0.76%
NortonLifeLock, Inc.	Technology	1,750	32,735	0.57%
Givaudan SA (Switzerland)	Basic materials	10	32,109	0.56%
Swisscom AG (Switzerland)	Communication services	59	31,980	0.55%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	1,353	31,764	0.55%
Expeditors International of Washington, Inc.	Transportation	467	31,126	0.54%
Merck & Co., Inc.	Health care	402	30,952	0.54%
Roche Holding AG (Switzerland)	Health care	95	30,948	0.54%
Air Liquide SA (France)	Basic materials	236	30,416	0.53%
Red Electrica Corporacion SA (Spain)	Utilities and power	1,678	30,291	0.52%
KDDI Corp. (Japan)	Communication services	1,019	30,229	0.52%
ITOCHU Corp. (Japan)	Consumer staples	1,440	30,022	0.52%
Nomura Holdings, Inc. (Japan)	Financials	6,969	29,673	0.51%
Procter & Gamble Co. (The)	Consumer staples	269	29,579	0.51%
WEC Energy Group, Inc.	Utilities and power	335	29,511	0.51%
Xcel Energy, Inc.	Utilities and power	488	29,402	0.51%
Roper Technologies, Inc.	Technology	92	28,783	0.50%
Fortescue Metals Group, Ltd. (Australia)	Basic materials	4,677	28,767	0.50%
Hershey Co. (The)	Consumer staples	214	28,383	0.49%
Sandvik AB (Sweden)	Capital goods	1,987	28,367	0.49%
Cummins, Inc.	Capital goods	210	28,365	0.49%
Qorvo, Inc.	Technology	350	28,258	0.49%
McKesson Corp.	Health care	209	28,236	0.49%
Leidos Holdings, Inc.	Technology	307	28,138	0.49%
Medtronic PLC	Health care	310	27,923	0.48%
Carlsberg A/S Class B (Denmark)	Consumer staples	245	27,863	0.48%
Mitsui & Co., Ltd. (Japan)	Conglomerates	1,986	27,770	0.48%
eBay, Inc.	Technology	920	27,651	0.48%
Huntington Ingalls Industries, Inc.	Capital goods	152	27,613	0.48%
Fujitsu, Ltd. (Japan)	Technology	303	27,490	0.48%
Automatic Data Processing, Inc.	Consumer cyclicals	201	27,438	0.48%
Mizuho Financial Group, Inc. (Japan)	Financials	23,561	27,083	0.47%
Endesa SA (Spain)	Utilities and power	1,261	27,077	0.47%
Steel Dynamics, Inc.	Basic materials	1,196	26,962	0.47%
Hormel Foods Corp.	Consumer staples	574	26,760	0.46%
Comcast Corp. Class A	Communication services	778	26,758	0.46%
Atmos Energy Corp.	Utilities and power	269	26,647	0.46%
AMETEK, Inc.	Conglomerates	366	26,380	0.46%
Eni SpA (Italy)	Utilities and power	2,589	26,327	0.46%
CMS Energy Corp.	Utilities and power	448	26,311	0.46%
Royal Bank of Canada (Canada)	Financials	421	26,064	0.45%
Evergy, Inc.	Utilities and power	473	26,042	0.45%
Toronto-Dominion Bank (Canada)	Financials	609	25,882	0.45%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	1,017	25,843	0.45%
Legrand SA (France)	Capital goods	399	25,766	0.45%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	882	25,639	0.44%
Rio Tinto PLC (United Kingdom)	Basic materials	551	25,467	0.44%
Dover Corp.	Capital goods	303	25,461	0.44%
State Street Corp.	Financials	477	25,427	0.44%
Partners Group Holding AG (Switzerland)	Financials	36	25,361	0.44%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Aeon Co., Ltd. (Japan)	Consumer cyclicals	1,564	$34,901	0.65%
United Parcel Service, Inc. Class B	Transportation	343	32,002	0.60%
Equinix, Inc.	Communication services	50	31,199	0.58%
SBA Communications Corp.	Communication services	111	29,898	0.56%
Progressive Corp. (The)	Financials	401	29,588	0.55%
Tyler Technologies, Inc.	Technology	100	29,551	0.55%
AIA Group, Ltd. (Hong Kong)	Financials	3,218	29,121	0.54%
Delivery Hero Holding GmbH (Germany)	Consumer staples	385	28,866	0.54%
Cognex Corp.	Technology	680	28,711	0.54%
American Tower Corp.	Communication services	131	28,491	0.53%
Sprint Corp.	Communication services	3,293	28,389	0.53%
Canon, Inc. (Japan)	Capital goods	1,293	28,357	0.53%
Crown Castle International Corp.	Communication services	196	28,346	0.53%
Fortis, Inc. (Canada)	Utilities and power	735	28,341	0.53%
IPG Photonics Corp.	Technology	255	28,102	0.53%
Prologis, Inc.	Financials	348	27,951	0.52%
NiSource, Inc.	Utilities and power	1,117	27,886	0.52%
ANA Holdings, Inc. (Japan)	Transportation	1,132	27,794	0.52%
Zurich Insurance Group AG (Switzerland)	Financials	77	27,473	0.51%
Abbott Laboratories	Health care	343	27,068	0.51%
Alexandria Real Estate Equities, Inc.	Financials	196	26,856	0.50%
Autodesk, Inc.	Technology	171	26,771	0.50%
Fidelity National Information Services, Inc.	Technology	220	26,751	0.50%
FedEx Corp.	Transportation	220	26,715	0.50%
CME Group, Inc.	Financials	154	26,614	0.50%
Alliant Energy Corp.	Utilities and power	551	26,593	0.50%
FirstEnergy Corp.	Utilities and power	653	26,175	0.49%
Becton Dickinson and Co.	Health care	112	25,732	0.48%
BioMarin Pharmaceutical, Inc.	Health care	302	25,558	0.48%
Lonza Group AG (Switzerland)	Health care	61	25,534	0.48%
Twilio, Inc. Class A	Technology	285	25,463	0.48%
AstraZeneca PLC (United Kingdom)	Health care	284	25,439	0.48%
Svenska Handelsbanken AB (Sweden)	Financials	3,004	25,244	0.47%
Walmart, Inc.	Consumer cyclicals	221	25,145	0.47%
IBM Corp.	Technology	226	25,085	0.47%
ABB, Ltd. (Switzerland)	Capital goods	1,411	24,934	0.47%
MS&AD Insurance Group Holdings (Japan)	Financials	883	24,845	0.46%
Xylem, Inc.	Capital goods	379	24,711	0.46%
Equifax, Inc.	Consumer cyclicals	206	24,604	0.46%
Elanco Animal Health, Inc.	Health care	1,098	24,576	0.46%
Waste Connections, Inc.	Capital goods	316	24,500	0.46%
Arthur J. Gallagher & Co.	Financials	300	24,428	0.46%
Monotaro Co., Ltd. (Japan)	Consumer staples	907	24,200	0.45%
Southern Co. (The)	Utilities and power	447	24,181	0.45%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	606	24,179	0.45%
Nidec Corp. (Japan)	Technology	463	24,158	0.45%
Roku, Inc.	Technology	276	24,134	0.45%
Intuitive Surgical, Inc.	Health care	49	24,047	0.45%
Nippon Steel Corp. (Japan)	Basic materials	2,771	23,850	0.45%
Entergy Corp.	Utilities and power	254	23,837	0.45%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$273	$4,000	$885	5/11/63	300 bp — Monthly	$(609)
	CMBX NA BBB-.6 Index	BBB-/P	482	8,000	1,770	5/11/63	300 bp — Monthly	(1,284)
	CMBX NA BBB-.6 Index	BBB-/P	926	15,000	3,320	5/11/63	300 bp — Monthly	(2,385)
	CMBX NA BBB-.6 Index	BBB-/P	912	16,000	3,541	5/11/63	300 bp — Monthly	(2,619)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB-/P	2,008	14,000	5,468	5/11/63	500 bp — Monthly	(3,446)
	CMBX NA BB.7 Index	BB/P	970	19,000	6,376	1/17/47	500 bp — Monthly	(5,388)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(4)	4,000	422	5/11/63	200 bp — Monthly	(424)
	CMBX NA A.7 Index	A/P	37	1,000	76	1/17/47	200 bp — Monthly	(39)
	CMBX NA A.7 Index	A/P	291	7,000	532	1/17/47	200 bp — Monthly	(238)
	CMBX NA BB.7 Index	BB/P	401	3,000	1,007	1/17/47	500 bp — Monthly	(603)
	CMBX NA BBB-.6 Index	BBB-/P	15,222	162,000	35,851	5/11/63	300 bp — Monthly	(20,534)
	CMBX NA BBB-.7 Index	BBB-/P	632	8,000	1,446	1/17/47	300 bp — Monthly	(809)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	3,797	1/17/47	300 bp — Monthly	(2,405)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	61	2,000	211	5/11/63	200 bp — Monthly	(149)
	CMBX NA A.6 Index	A/P	263	4,000	422	5/11/63	200 bp — Monthly	(157)
	CMBX NA A.6 Index	A/P	354	7,000	738	5/11/63	200 bp — Monthly	(381)
	CMBX NA A.6 Index	A/P	468	9,000	949	5/11/63	200 bp — Monthly	(477)
	CMBX NA A.6 Index	A/P	456	9,000	949	5/11/63	200 bp — Monthly	(490)
	CMBX NA A.6 Index	A/P	560	11,000	1,159	5/11/63	200 bp — Monthly	(595)
	CMBX NA A.6 Index	A/P	433	14,000	1,476	5/11/63	200 bp — Monthly	(1,037)
	CMBX NA A.6 Index	A/P	753	24,000	2,530	5/11/63	200 bp — Monthly	(1,767)
	CMBX NA A.6 Index	A/P	602	26,000	2,740	5/11/63	200 bp — Monthly	(2,128)
	CMBX NA A.6 Index	A/P	1,868	31,000	3,267	5/11/63	200 bp — Monthly	(1,387)
	CMBX NA A.6 Index	A/P	3,382	55,000	5,797	5/11/63	200 bp — Monthly	(2,394)
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	221	5/11/63	300 bp — Monthly	(142)
	CMBX NA BBB-.6 Index	BBB-/P	68	1,000	221	5/11/63	300 bp — Monthly	(153)
	CMBX NA BBB-.6 Index	BBB-/P	173	2,000	443	5/11/63	300 bp — Monthly	(269)
	CMBX NA BBB-.6 Index	BBB-/P	156	3,000	664	5/11/63	300 bp — Monthly	(506)
	CMBX NA BBB-.6 Index	BBB-/P	325	3,000	664	5/11/63	300 bp — Monthly	(337)
	CMBX NA BBB-.6 Index	BBB-/P	248	5,000	1,107	5/11/63	300 bp — Monthly	(856)
	CMBX NA BBB-.6 Index	BBB-/P	772	7,000	1,549	5/11/63	300 bp — Monthly	(773)
	CMBX NA BBB-.6 Index	BBB-/P	1,339	11,000	2,434	5/11/63	300 bp — Monthly	(1,089)
	CMBX NA BBB-.6 Index	BBB-/P	774	16,000	3,541	5/11/63	300 bp — Monthly	(2,757)
	CMBX NA BBB-.6 Index	BBB-/P	3,157	42,000	9,295	5/11/63	300 bp — Monthly	(6,113)
	CMBX NA BBB-.6 Index	BBB-/P	4,033	43,000	9,516	5/11/63	300 bp — Monthly	(5,458)
	CMBX NA BBB-.7 Index	BBB-/P	887	12,000	2,170	1/17/47	300 bp — Monthly	(1,276)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	6	2,000	211	5/11/63	200 bp — Monthly	(204)
	CMBX NA A.6 Index	A/P	(52)	7,000	738	5/11/63	200 bp — Monthly	(787)
	CMBX NA A.6 Index	A/P	2,968	129,000	13,597	5/11/63	200 bp — Monthly	(10,579)
	CMBX NA BB.10 Index	BB-/P	321	4,000	1,845	5/11/63	500 bp — Monthly	(1,520)
	CMBX NA BB.6 Index	BB-/P	856	6,000	2,344	5/11/63	500 bp — Monthly	(1,482)
	CMBX NA BB.7 Index	BB/P	1,244	4,000	1,342	1/17/47	500 bp — Monthly	(95)
	CMBX NA BB.7 Index	BB/P	208	4,000	1,342	1/17/47	500 bp — Monthly	(1,131)
	CMBX NA BBB-.7 Index	BBB-/P	1,692	14,000	2,531	1/17/47	300 bp — Monthly	(831)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(92)	12,000	1,265	5/11/63	200 bp — Monthly	(1,352)
	CMBX NA BB.6 Index	BB-/P	737	3,000	1,172	5/11/63	500 bp — Monthly	(432)
	CMBX NA BB.6 Index	BB-/P	1,478	6,000	2,344	5/11/63	500 bp — Monthly	(859)
	CMBX NA BBB-.6 Index	BBB-/P	928	14,000	3,098	5/11/63	300 bp — Monthly	(2,166)

Upfront premium received			55,182		Unrealized appreciation			—

Upfront premium (paid)			(148)		Unrealized (depreciation)			(92,912)

	Total		$55,034				Total	$(92,912)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(219)	$2,000	$922	11/17/59	(500 bp) — Monthly	$701
	CMBX NA BB.10 Index	(209)	2,000	922	11/17/59	(500 bp) — Monthly	712
	CMBX NA BB.11 Index	(777)	6,000	2,881	11/18/54	(500 bp) — Monthly	2,098
	CMBX NA BB.11 Index	(189)	2,000	960	11/18/54	(500 bp) — Monthly	770
	CMBX NA BB.11 Index	(69)	1,000	480	11/18/54	(500 bp) — Monthly	410
	CMBX NA BB.8 Index	(248)	2,000	952	10/17/57	(500 bp) — Monthly	701
	CMBX NA BB.9 Index	(2,890)	28,000	11,155	9/17/58	(500 bp) — Monthly	8,238
	CMBX NA BB.9 Index	(202)	5,000	1,992	9/17/58	(500 bp) — Monthly	1,786
	CMBX NA BB.9 Index	(258)	4,000	1,594	9/17/58	(500 bp) — Monthly	1,332
	CMBX NA BB.9 Index	(258)	4,000	1,594	9/17/58	(500 bp) — Monthly	1,332
	CMBX NA BBB-.6 Index	(700)	11,000	2,434	5/11/63	(300 bp) — Monthly	1,727
	Credit Suisse International
	CMBX NA BB.10 Index	(534)	4,000	1,845	11/17/59	(500 bp) — Monthly	1,307
	CMBX NA BB.10 Index	(476)	4,000	1,845	11/17/59	(500 bp) — Monthly	1,365
	CMBX NA BB.10 Index	(249)	2,000	922	11/17/59	(500 bp) — Monthly	672
	CMBX NA BB.7 Index	(512)	29,000	11,327	5/11/63	(500 bp) — Monthly	10,787
	CMBX NA BB.7 Index	(1,291)	7,000	2,349	1/17/47	(500 bp) — Monthly	1,051
	CMBX NA BB.7 Index	(1,151)	7,000	2,349	1/17/47	(500 bp) — Monthly	1,191
	CMBX NA BB.9 Index	(1,403)	14,000	5,578	9/17/58	(500 bp) — Monthly	4,161
	Goldman Sachs International
	CMBX NA BB.7 Index	(303)	2,000	671	1/17/47	(500 bp) — Monthly	367
	CMBX NA BB.7 Index	(2,234)	11,000	3,692	1/17/47	(500 bp) — Monthly	1,447
	CMBX NA BB.7 Index	(983)	6,000	2,014	1/17/47	(500 bp) — Monthly	1,025
	CMBX NA BB.8 Index	(113)	1,000	476	10/17/57	(500 bp) — Monthly	362
	CMBX NA BB.9 Index	(108)	1,000	398	9/17/58	(500 bp) — Monthly	290
	CMBX NA BBB-.6 Index	(400)	8,000	1,770	5/11/63	(300 bp) — Monthly	1,366
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	8,000	608	1/17/47	(200 bp) — Monthly	436
	CMBX NA BB.11 Index	(432)	4,000	1,921	11/18/54	(500 bp) — Monthly	1,485
	CMBX NA BB.11 Index	(199)	2,000	960	11/18/54	(500 bp) — Monthly	759
	CMBX NA BB.11 Index	(205)	2,000	960	11/18/54	(500 bp) — Monthly	753
	CMBX NA BB.11 Index	(136)	2,000	960	11/18/54	(500 bp) — Monthly	822
	CMBX NA BB.11 Index	(68)	1,000	480	11/18/54	(500 bp) — Monthly	411
	CMBX NA BB.12 Index	(365)	4,000	1,966	8/17/61	(500 bp) — Monthly	1,598
	CMBX NA BB.7 Index	(1,265)	10,000	3,356	1/17/47	(500 bp) — Monthly	2,081
	CMBX NA BB.9 Index	(115)	2,000	797	9/17/58	(500 bp) — Monthly	680
	CMBX NA BB.9 Index	(42)	1,000	398	9/17/58	(500 bp) — Monthly	355
	CMBX NA BBB-.6 Index	(2,979)	48,000	10,622	5/11/63	(300 bp) — Monthly	7,616
	CMBX NA BBB-.7 Index	(1,328)	35,000	6,328	1/17/47	(300 bp) — Monthly	4,980
	CMBX NA BBB-.7 Index	(145)	4,000	723	1/17/47	(300 bp) — Monthly	576
	CMBX NA BBB-.7 Index	(142)	3,000	542	1/17/47	(300 bp) — Monthly	399
	Merrill Lynch International
	CMBX NA BB.10 Index	(228)	4,000	1,845	11/17/59	(500 bp) — Monthly	1,613
	CMBX NA BB.11 Index	(214)	4,000	1,921	11/18/54	(500 bp) — Monthly	1,702
	CMBX NA BB.9 Index	(390)	10,000	3,984	9/17/58	(500 bp) — Monthly	3,585
	CMBX NA BBB-.7 Index	(328)	4,000	723	1/17/47	(300 bp) — Monthly	393
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(408)	4,000	723	1/17/47	(300 bp) — Monthly	313
	CMBX NA BB.10 Index	(210)	2,000	922	11/17/59	(500 bp) — Monthly	711
	CMBX NA BB.11 Index	(196)	2,000	960	11/18/54	(500 bp) — Monthly	762
	CMBX NA BB.11 Index	(95)	1,000	480	11/18/54	(500 bp) — Monthly	384
	CMBX NA BB.7 Index	(1,207)	6,000	2,014	1/17/47	(500 bp) — Monthly	801
	CMBX NA BB.7 Index	(193)	1,000	336	1/17/47	(500 bp) — Monthly	142
	CMBX NA BB.9 Index	(225)	3,000	1,195	9/17/58	(500 bp) — Monthly	967
	CMBX NA BB.9 Index	(123)	2,000	797	9/17/58	(500 bp) — Monthly	672
	CMBX NA BB.9 Index	(122)	2,000	797	9/17/58	(500 bp) — Monthly	673
	CMBX NA BB.9 Index	(80)	2,000	797	9/17/58	(500 bp) — Monthly	714
	CMBX NA BB.9 Index	(86)	1,000	398	9/17/58	(500 bp) — Monthly	312
	CMBX NA BB.9 Index	(88)	1,000	398	9/17/58	(500 bp) — Monthly	310
	CMBX NA BB.9 Index	(62)	1,000	398	9/17/58	(500 bp) — Monthly	336
	CMBX NA BB.9 Index	(50)	1,000	398	9/17/58	(500 bp) — Monthly	348
	CMBX NA BB.9 Index	(54)	1,000	398	9/17/58	(500 bp) — Monthly	343

Upfront premium received		—			Unrealized appreciation		83,230

	Upfront premium (paid)	(27,725)			Unrealized (depreciation)		—

	Total	$(27,725)				Total	$83,230
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 34 Index	B+/P	$22,077	$586,000	$37,621	6/20/25	500 bp — Quarterly	$(15,218)
	NA IG Series 34 Index	BBB+/P	(3,043)	1,700,000	11,315	6/20/25	100 bp — Quarterly	(14,075)

	Total		$19,034					$(29,293)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $105,421,573.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$419,428	$995,916	$1,357,636	$1,373	$57,708
	Putnam Short Term Investment Fund**	22,059,848	6,974,456	7,618,650	86,689	21,415,654

	Total Short-term investments	$22,479,276	$7,970,372	$8,976,286	$88,062	$21,473,362
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $57,708, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $54,724.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,073,890.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $464,874.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $232,965.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $15,777,084 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $415,842 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $464,874 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$673,263	$612,510	$—
Capital goods	3,723,549	525,329	—
Communication services	2,988,080	406,142	—
Conglomerates	505,662	—	—
Consumer cyclicals	6,406,661	1,276,168	—
Consumer staples	4,218,722	1,222,425	—
Energy	1,271,302	235,027	—
Financials	6,018,479	1,514,816	—
Health care	6,605,631	1,100,348	—
Technology	14,976,328	477,238	—
Transportation	725,535	313,259	—
Utilities and power	2,090,237	322,933	—

Total common stocks	50,203,449	8,006,195	—
Asset-backed securities	—	320,873	—
Convertible bonds and notes	—	8,722	—
Convertible preferred stocks	—	—	—
Corporate bonds and notes	—	16,464,860	20
Foreign government and agency bonds and notes	—	262,672	—
Mortgage-backed securities	—	1,585,831	—
Preferred stocks	—	13,947	—
Purchased options outstanding	—	37,874	—
Senior loans	—	136,418	—
U.S. government and agency mortgage obligations	—	15,704,871	—
Short-term investments	21,415,654	2,040,306	—

Totals by level	$71,619,103	$44,582,569	$20
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(8,130)	$—
Futures contracts	773,454	—	—
Written options outstanding	—	(22,126)	—
TBA sale commitments	—	(1,048,125)	—
Interest rate swap contracts	—	24,318	—
Total return swap contracts	—	(251,569)	—
Credit default contracts	—	(85,318)	—

Totals by level	$773,454	$(1,390,950)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$3,900,000
Written currency option contracts (contract amount)	$1,900,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$21,200,000
Centrally cleared interest rate swap contracts (notional)	$10,100,000
OTC total return swap contracts (notional)	$19,100,000
OTC credit default contracts (notional)	$1,200,000
Centrally cleared credit default contracts (notional)	$3,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com